SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Pre-operating Expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Hotel operating costs [Member] USD ($)	Dec. 31, 2012 Hotel operating costs [Member] CNY	Dec. 31, 2011 Hotel operating costs [Member] CNY	Dec. 31, 2010 Hotel operating costs [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] CNY
Pre-operating expenses	$ 9,999	62,295	62,894	75,394	$ 8,914	55,536	59,071	70,011	$ 75	469	507	1,021	$ 1,010	6,290	3,316	4,362